Contract Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities
	March 31,	December 31,
	2019	2018

Deposit on product	$82,950	$92,950
Service agreement	53,787	57,365
Other	35,139	28,218
Total Contract liabilities	171,876	178,533
Non-Current	(42,612)	(46,736)
Total Current	$129,264	$131,797

	December 31,	December 31,
	2018	2017

Deposit on product	$92,950	$-
Service agreement	57,365	-
Other	28,218	-
Total Contract liabilities	178,533	-
Non-Current	(46,736)	-
Total Current	$131,797	$-